CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 7,921	$ (62,764)	$ (18,235)
Other comprehensive income (loss):
Reclassification of net derivative losses to other income (expense), net	216	0	0
Reclassification of net foreign currency derivative gains to depreciation and amortization	(9)	(8)	(8)
Reclassification of net derivative losses on cash flow hedges to financial expense	1,060	889	1,129
Derivative (losses) gains on cash flow hedges	(451)	(1,441)	(2,588)
Other Comprehensive income (loss), net of tax	816	(560)	(1,467)
Comprehensive income (loss), net of income tax effect of $0	8,737	(63,324)	(19,702)
Comprehensive income attributable to noncontrolling interest	587	874	543
Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$ 8,150	$ (64,198)	$ (20,245)